Security deposits and maintenance reserves	12 Months Ended
Dec. 31, 2020
Disclosure of security deposits and maintenance reserves [Abstract]
Security deposits and maintenance reserves	SECURITY DEPOSITS AND MAINTENANCE RESERVES
The changes in security deposits and maintenance reserves for the years ended December 31, 2020 and 2019 is as follows:

Description	Maintenance reserve	Security deposit	Total

Balances at December 31, 2018	1,321,490	225,230	1,546,720
Additions	343,727	37,614	381,341
Write-offs	(8,417)	—	(8,417)
Reimbursements	(210,356)	(113,137)	(323,493)
Foreing exchanges variations	52,454	2,928	55,382
Balances at December 31, 2019	1,498,898	152,635	1,651,533
Business combination – Azul Conecta	—	298	298
Additions	313,950	93,739	407,689
Impairment	(20,486)	—	(20,486)
Write-offs	(419,843)	—	(419,843)
Reimbursements	(476,588)	(43,519)	(520,107)
Foreing exchanges variations	425,715	29,243	454,958
Balances at December 31, 2020	1,321,646	232,396	1,554,042
Current	318,460	—	318,460
Non-current	1,003,186	232,396	1,235,582